Intangible assets and property, plant and equipment	6 Months Ended
Jun. 30, 2022
Intangible assets and property, plant and equipment
Intangible assets and property, plant and equipment

8.     Intangible assets and property, plant and equipment

		Property,
	Intangible	plant and
	assets	equipment
	$'m	$'m
Net book value at January 1, 2022	1,662	1,842
Additions	3	378
Acquisition *	1	–
Disposals	–	(1)
Charge for the period	(71)	(104)
Foreign exchange	(82)	(68)
Net book value at June 30, 2022	1,513	2,047

* During the six months ended June 30, 2022, additional fair value adjustments to customer relationships and goodwill, net of deferred tax, were made in relation to the net assets acquired as part of the business combination with Hart Print which was acquired in November 2021.

At June 30, 2022, the carrying amount of goodwill included within intangible assets was $962 million (December 31, 2021: $1,010 million).

At June 30, 2022, the carrying amount of the right-of-use assets included within property, plant and equipment was $226 million (December 31, 2021: $179 million).

The Group recognized a depreciation charge of $104 million in the six months ended June 30, 2022 (2021: $92 million), of which $26 million (2021: $19 million) relates to right-of-use assets.

Impairment test for goodwill

Goodwill is not subject to amortization and is tested annually for impairment following the approval of the annual budget (normally at the end of the financial year), or more frequently if events or changes in circumstances indicate a potential impairment.

Management has considered whether any impairment indicators existed at the reporting date, and has concluded that the carrying amount of the goodwill is fully recoverable as at June 30, 2022.